Stockholders' Equity - Activity of Stock Options (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Options Outstanding, Number of Shares
Beginning Balance (in shares)	5,279,229	5,422,130	4,641,039
Forfeited (in shares)		(693,644)	(64,245)
Exercised (in shares)	(276,586)	(137,097)	(182,702)
Granted (in shares)	915,952	687,840	1,028,038
Ending Balance (in shares)	4,448,259	5,279,229	5,422,130
Options Outstanding, Price per Share Range
Beginning Balance, lower limit (in dollars per share)	$ 0.35	$ 0.35	$ 0.35
Beginning Balance, upper limit (in dollars per share)	$ 6.55	$ 6.74	$ 6.74
Forfeited, lower limit (in dollars per share)		$ 0.35	$ 0.65
Forfeited, upper limit (in dollars per share)		$ 6.74	$ 5.5
Exercised, lower limit (in dollars per share)	$ 0.35	$ 0.35	$ 0.35
Exercised, upper limit (in dollars per share)	$ 1.27	$ 1.18	$ 1.77
Granted, lower limit (in dollars per share)	$ 1.37	$ 1.20	$ 1.40
Granted, upper limit (in dollars per share)	$ 1.53	$ 1.31	$ 1.75
Ending Balance, lower limit (in dollars per share)		$ 0.35	$ 0.35
Balance Balance, upper limit (in dollars per share)	$ 6.55	$ 6.55	$ 6.74
Options Outstanding, Weighted Average Exercise Price
Beginning Balance (in dollars per share)	$ 2.11	$ 2.19	$ 2.23
Forfeited (in dollars per share)		$ 2.08	$ 1.91
Exercised (in dollars per share)	$ 0.79	$ 0.56	$ 0.38
Granted (in dollars per share)	$ 1.42	$ 1.29	$ 1.67
Ending balance (in dollars per share)	$ 1.92	$ 2.11	$ 2.19
Options Outstanding, Aggregate Intrinsic Value ending balance	$ 494,279	$ 784,154	$ 639,904	$ 1,509,270
Options Exercisable, Ending Balance (in shares)	3,055,457	4,012,378	3,775,388	3,206,994
Options Exercisable, Weighted Average Exercise Price ending balance (in dollars per share)	$ 2.11	$ 2.28	$ 2.37	$ 2.23
Options Exercisable, Aggregate Intrinsic Value ending balance	$ 459,175	$ 697,826	$ 604,292	$ 1,258,740